[logo] PIONEER Investments(R)




May 6, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust II (the "Trust")
        (File Nos. 333-110037 and 811-21460)
        CIK No. 0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Pioneer AMT-Free Municipal Fund and Pioneer Growth Opportunities Fund; hereby certifies that the forms of prospectuses and statements of additional information which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 23 to the Trust's registration statement on Form N-1A, filed electronically on April 29, 2013 (SEC Accession No. 0001265389-13-000011).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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